Finance Expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Borrowing costs [abstract]
Capitalization rates	2.02%	2.14%	2.37%
Maximum
Borrowing costs [abstract]
Capitalization rates	4.33%	4.84%	3.44%